FEDERATED MUNICIPAL TRUST

Alabama Municipal Cash Trust Arizona Municipal Cash Trust California Municipal Cash Trust Connecticut Municipal Cash Trust Florida Municipal Cash Trust Georgia Municipal Cash Trust Maryland Municipal Cash Trust Massachusetts Municipal Cash Trust Michigan Municipal Cash Trust Minnesota Municipal Cash Trust New Jersey Municipal Cash Trust New York Municipal Cash Trust North Carolina Municipal Cash Trust Ohio Municipal Cash Trust Pennsylvania Municipal Cash Trust Tennessee Municipal Cash Trust Virginia Municipal Cash Trust

SUPPLEMENT TO PROSPECTUSES DATED DECEMBER 31, 1998

           At a special meeting of shareholders to be held on November 19, 1999, shareholders of the above-named Trust will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect on or after December 1, 1999. Shareholders will be notified if any of these changes are not approved at the special meeting or any adjournment thereof. Please keep this supplement for your records.

           Shareholders will be asked to consider the following proposals:

                  (1) To elect five Trustees.

                  (2) To approve amendments to, and a restatement of, the Trust's Declaration of Trust:

                       (a) To require the approval of a majority of the outstanding voting shares in the event of the sale and conveyance of the assets of the Trust to another trust or corporation; and

                       (b) To permit the Board of Trustees to liquidate assets of the Trust, or of its series or classes, and distribute the proceeds of such assets to the holders of such shares representing such interests, without seeking shareholder approval.

                  (3) To approve the reorganization of each Fund named above as a series of Money Market Obligations Trust:

                      To approve or disapprove a proposed Agreement and Plan of Reorganization between the Trust, on behalf of its portfolio, Alabama Municipal Cash Trust (the "Alabama Fund"), and Money Market Obligations Trust, on behalf of its series, Alabama Municipal Cash Trust (the "Successor Alabama Fund"), whereby the Successor Alabama Fund would acquire all of the assets of the Alabama Fund in exchange for shares of the Successor Alabama Fund to be distributed PRO RATA by the Alabama Fund to its shareholders in complete liquidation and termination of the Alabama Fund (TO BE VOTED UPON BY SHAREHOLDERS OF THE ALABAMA FUND
                      ONLY).

                      To approve or disapprove a proposed Agreement and Plan of Reorganization between the Trust, on behalf of its portfolio, Arizona Municipal Cash Trust (the "Arizona Fund"), and Money Market Obligations Trust, on behalf of its series, Arizona Municipal Cash Trust (the "Successor Arizona Fund"), whereby the Successor Arizona Fund would acquire all of the assets of the Arizona Fund in exchange for shares of the Successor Arizona Fund to be distributed PRO RATA by the Arizona Fund to its shareholders in complete liquidation and termination of the Arizona Fund (TO BE VOTED UPON BY SHAREHOLDERS OF THE ARIZONA FUND
                      ONLY).

                      To approve or disapprove a proposed Agreement and Plan of Reorganization between the Trust, on behalf of its portfolio, California Municipal Cash Trust (the "California Fund"), and Money Market Obligations Trust, on behalf of its series, California Municipal Cash Trust (the "Successor California Fund"), whereby the Successor California Fund would acquire all of the assets of the California Fund in exchange for shares of the Successor California Fund to be distributed PRO RATA by the California Fund to its shareholders in complete liquidation and termination of the California Fund (TO BE VOTED UPON BY SHAREHOLDERS OF THE CALIFORNIA FUND ONLY).

                      To approve or disapprove a proposed Agreement and Plan of Reorganization between the Trust, on behalf of its portfolio, Connecticut Municipal Cash Trust (the "Connecticut Fund"), and Money Market Obligations Trust, on behalf of its series, Connecticut Municipal Cash Trust (the "Successor Connecticut Fund"), whereby the Successor Connecticut Fund would acquire all of the assets of the Connecticut Fund in exchange for shares of the Successor Connecticut Fund to be distributed PRO RATA by the Connecticut Fund to its shareholders in complete liquidation and termination of the Connecticut Fund (TO BE VOTED UPON BY SHAREHOLDERS OF THE CONNECTICUT FUND ONLY).

                      To approve or disapprove a proposed Agreement and Plan of Reorganization between the Trust, on behalf of its portfolio, Florida Municipal Cash Trust (the "Florida Fund"), and Money Market Obligations Trust, on behalf of its series, Florida Municipal Cash Trust (the "Successor Florida Fund"), whereby the Successor Florida Fund would acquire all of the assets of the Florida Fund in exchange for shares of the Successor Florida Fund to be distributed PRO RATA by the Florida Fund to its shareholders in complete liquidation and termination of the Florida Fund (TO BE VOTED UPON BY SHAREHOLDERS OF THE FLORIDA FUND
                      ONLY).

                      To approve or disapprove a proposed Agreement and Plan of Reorganization between the Trust, on behalf of its portfolio, Georgia Municipal Cash Trust (the "Georgia Fund"), and Money Market Obligations Trust, on behalf of its series, Georgia Municipal Cash Trust (the "Successor Georgia Fund"), whereby the Successor Georgia Fund would acquire all of the assets of the Georgia Fund in exchange for shares of the Successor Georgia Fund to be distributed PRO RATA by the Georgia Fund to its shareholders in complete liquidation and termination of the Georgia Fund (TO BE VOTED UPON BY SHAREHOLDERS OF THE GEORGIA FUND
                      ONLY).

                      To approve or disapprove a proposed Agreement and Plan of Reorganization between the Trust, on behalf of its portfolio, Maryland Municipal Cash Trust (the "Maryland Fund"), and Money Market Obligations Trust, on behalf of its series, Maryland Municipal Cash Trust (the "Successor Maryland Fund"), whereby the Successor Maryland Fund would acquire all of the assets of the Maryland Fund in exchange for shares of the Successor Maryland Fund to be distributed PRO RATA by the Maryland Fund to its shareholders in complete liquidation and termination of the Maryland Fund (TO BE VOTED UPON BY SHAREHOLDERS OF THE MARYLAND FUND ONLY).

                      To approve or disapprove a proposed Agreement and Plan of Reorganization between the Trust, on behalf of its portfolio, Massachusetts Municipal Cash Trust (the "Massachusetts Fund"), and Money Market Obligations Trust, on behalf of its series, Massachusetts Municipal Cash Trust (the "Successor Massachusetts Fund"), whereby the Successor Massachusetts Fund would acquire all of the assets of the Massachusetts Fund in exchange for shares of the Successor Massachusetts Fund to be distributed PRO RATA by the Massachusetts Fund to its shareholders in complete liquidation and termination of the Massachusetts Fund (TO BE VOTED UPON BY SHAREHOLDERS OF THE MASSACHUSETTS FUND ONLY).

                      To approve or disapprove a proposed Agreement and Plan of Reorganization between the Trust, on behalf of its portfolio, Michigan Municipal Cash Trust (the "Michigan Fund"), and Money Market Obligations Trust, on behalf of its series, Michigan Municipal Cash Trust (the "Successor Michigan Fund"), whereby the Successor Michigan Fund would acquire all of the assets of the Michigan Fund in exchange for shares of the Successor Michigan Fund to be distributed PRO RATA by the Michigan Fund to its shareholders in complete liquidation and termination of the Michigan Fund (TO BE VOTED UPON BY SHAREHOLDERS OF THE MICHIGAN FUND ONLY).

                      To approve or disapprove a proposed Agreement and Plan of Reorganization between the Trust, on behalf of its portfolio, Minnesota Municipal Cash Trust (the "Minnesota Fund"), and Money Market Obligations Trust, on behalf of its series, Minnesota Municipal Cash Trust (the "Successor Minnesota Fund"), whereby the Successor Minnesota Fund would acquire all of the assets of the Minnesota Fund in exchange for shares of the Successor Minnesota Fund to be distributed PRO RATA by the Minnesota Fund to its shareholders in complete liquidation and termination of the Minnesota Fund (TO BE VOTED UPON BY SHAREHOLDERS OF THE MINNESOTA FUND ONLY).

                      To approve or disapprove a proposed Agreement and Plan of Reorganization between the Trust, on behalf of its portfolio, New Jersey Municipal Cash Trust (the "New Jersey Fund"), and Money Market Obligations Trust, on behalf of its series, New Jersey Municipal Cash Trust (the "Successor New Jersey Fund"), whereby the Successor New Jersey Fund would acquire all of the assets of the New Jersey Fund in exchange for shares of the Successor New Jersey Fund to be distributed PRO RATA by the New Jersey Fund to its shareholders in complete liquidation and termination of the New Jersey Fund (TO BE VOTED UPON BY SHAREHOLDERS OF THE NEW JERSEY FUND ONLY).

                      To approve or disapprove a proposed Agreement and Plan of Reorganization between the Trust, on behalf of its portfolio, New York Municipal Cash Trust (the "New York Fund"), and Money Market Obligations Trust, on behalf of its series, New York Municipal Cash Trust (the "Successor New York Fund"), whereby the Successor New York Fund would acquire all of the assets of the New York Fund in exchange for shares of the Successor New York Fund to be distributed PRO RATA by the New York Fund to its shareholders in complete liquidation and termination of the New York Fund (TO BE VOTED UPON BY SHAREHOLDERS OF THE NEW YORK FUND ONLY).

                      To approve or disapprove a proposed Agreement and Plan of Reorganization between the Trust, on behalf of its portfolio, North Carolina Municipal Cash Trust (the "North Carolina Fund"), and Money Market Obligations Trust, on behalf of its series, North Carolina Municipal Cash Trust (the "Successor North Carolina Fund"), whereby the Successor North Carolina Fund would acquire all of the assets of the North Carolina Fund in exchange for shares of the Successor North Carolina Fund to be distributed PRO RATA by the North Carolina Fund to its shareholders in complete liquidation and termination of the North Carolina Fund (TO BE VOTED UPON BY SHAREHOLDERS OF THE NORTH CAROLINA FUND ONLY).

                      To approve or disapprove a proposed Agreement and Plan of Reorganization between the Trust, on behalf of its portfolio, Ohio Municipal Cash Trust (the "Ohio Fund"), and Money Market Obligations Trust, on behalf of its series, Ohio Municipal Cash Trust (the "Successor Ohio Fund"), whereby the Successor Ohio Fund would acquire all of the assets of the Ohio Fund in exchange for shares of the Successor Ohio Fund to be distributed PRO RATA by the Ohio Fund to its shareholders in complete liquidation and termination of the Ohio Fund (TO BE VOTED UPON BY SHAREHOLDERS OF THE OHIO FUND ONLY).

                      To approve or disapprove a proposed Agreement and Plan of Reorganization between the Trust, on behalf of its portfolio, Pennsylvania Municipal Cash Trust (the "Pennsylvania Fund"), and Money Market Obligations Trust, on behalf of its series, Pennsylvania Municipal Cash Trust (the "Successor Pennsylvania Fund"), whereby the Successor Pennsylvania Fund would acquire all of the assets of the Pennsylvania Fund in exchange for shares of the Successor Pennsylvania Fund to be distributed PRO RATA by the Pennsylvania Fund to its shareholders in complete liquidation and termination of the Pennsylvania Fund (TO BE VOTED UPON BY SHAREHOLDERS OF THE PENNSYLVANIA FUND
                      ONLY).

                      To approve or disapprove a proposed Agreement and Plan of Reorganization between the Trust, on behalf of its portfolio, Tennessee Municipal Cash Trust (the "Tennessee Fund"), and Money Market Obligations Trust, on behalf of its series, Tennessee Municipal Cash Trust (the "Successor Tennessee Fund"), whereby the Successor Tennessee Fund would acquire all of the assets of the Tennessee Fund in exchange for shares of the Successor Tennessee Fund to be distributed PRO RATA by the Tennessee Fund to its shareholders in complete liquidation and termination of the Tennessee Fund (TO BE VOTED UPON BY SHAREHOLDERS OF THE TENNESSEE FUND ONLY).

                      To approve or disapprove a proposed Agreement and Plan of Reorganization between the Trust, on behalf of its portfolio, Virginia Municipal Cash Trust (the "Virginia Fund"), and Money Market Obligations Trust, on behalf of its series, Virginia Municipal Cash Trust (the "Successor Virginia Fund"), whereby the Successor Virginia Fund would acquire all of the assets of the Virginia Fund in exchange for shares of the Successor Virginia Fund to be distributed PRO RATA by the Virginia Fund to its shareholders in complete liquidation and termination of the Virginia Fund (TO BE VOTED UPON BY SHAREHOLDERS OF THE VIRGINIA FUND ONLY).

                      To transact such other business as may properly come before the special meeting of shareholders or any adjournment thereof.

                                                                October 20, 1999

Federated Investors

Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Cusip 314229790              Cusip 314229709
Cusip 314229696              Cusip 314229600
Cusip 314229675              Cusip 314229733
Cusip 314229766              Cusip 314229741
Cusip 314229105              Cusip 314229782
Cusip 314229683              Cusip 314229857
Cusip 314229758              Cusip 314229659
Cusip 314229691              Cusip 314229840
Cusip 314229774              Cusip 314229204
Cusip 314229303              Cusip 314229881
Cusip 314229832              Cusip 314229717
Cusip 314229667              Cusip 314229642
Cusip 314229725              Cusip 314229634
Cusip 314229873              Cusip 314229816
Cusip 314229402              Cusip 314229824

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